Annual Total Returns- JPMorgan U.S. Government Money Market Fund (IM Shares) [BarChart] - IM Shares - JPMorgan U.S. Government Money Market Fund - IM	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.01%	0.01%	0.02%	0.29%	0.79%	1.74%	2.11%	0.41%